Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 802,067	$ 697,467
Finished goods	1,987,378	1,953,490
Inventories	$ 2,789,445	$ 2,650,957